Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	671	106
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(444)	(1,005)
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	500	(6)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(528)	(1,079)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	171	112
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	84	74